Convertible Notes Payable - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended						6 Months Ended			9 Months Ended
	Apr. 28, 2025	Apr. 27, 2025	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2025		Sep. 30, 2024	[1]	Sep. 30, 2024	[1]	Dec. 31, 2024		Dec. 31, 2024	Sep. 30, 2025
Debt Instrument [Line Items]
Change in fair value of Convertible Notes payable					$ 0	[1]	$ 1,700,000		$ 1,700,000		$ 12,600,000	[2]		$ 21,584,000 [1]
Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount					95,000,000						95,000,000		$ 95,000,000	95,000,000
Aggregate principal amount		$ 95,000,000
Change in fair value of Convertible Notes payable													12,600,000	21,584,000
Long term debt gross											95,000,000		95,000,000
Convertible Notes Payable | Pre-Merger Jade Common Stock
Debt Instrument [Line Items]
Stock converted (in shares)	9,433,831
Convertible Notes Payable | Pre-Merger Pre-Funded Warrants
Debt Instrument [Line Items]
Warrants converted (in shares)	4,289,744
Purchase Agreement
Debt Instrument [Line Items]
Interest rate	12.00%
Purchase Agreement | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount				$ 80,000,000	$ 0									0
Gross proceeds from issuance of additional debt			$ 15,000,000
Debt issuance costs											100,000
Accrued interest											4,700,000			3,600,000
Change in fair value of Convertible Notes payable											12,600,000			$ 21,600,000
Conversion price percentage	80.00%
Debt fair value		$ 129,200,000		95,000,000							107,600,000		$ 107,600,000
Payments of Debt Issuance Costs											$ 100,000
Purchase Agreement | Convertible Notes Payable | Fairmount
Debt Instrument [Line Items]
Received from related party amount				$ 20,000,000

[1]	Includes related party amounts of $4.6 million for the nine months ended September 30, 2025, and none for the three months ended September 30, 2025. Includes related party amounts of $0.4 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $2.7 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).